SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 13 – SEGMENT INFORMATION

The Company manages its business primarily on a service basis in Japan. The Company’s reportable segments consist of the Labor Consulting services (“Consulting services”) and Health services. In consulting, the Company provides consulting services to both labor unions and companies to enable constructive resolution of labor issues.

During the year ended December 31, 2025, the Company’s Health segment consisted of two service lines: osteopathic clinics and osteopathic beauty salons. In 2025, the Company operated 29 clinics and 2 salons, respectively.

The Company measures the results of its segments using, among other measures, each segment’s net sales and operating income, which includes certain corporate overhead allocations. From time to time, the Company revises the measurement of each segment’s operating income, including any corporate overhead allocations, as determined by the information regularly. Our Chief Operating Decision Maker (“CODM”) is the Chief Executive Officer of the Company. The CODM makes decisions and assesses the performance of the Company using two operating segments.

The following table shows information by reportable segment for 2025 and 2024, including the reconciliation to income before income tax:

	Consulting services	Health services	Corporate and support	Consolidated
Fiscal year ended December 31, 2025
Revenue	$1,556,856	$7,778,735	$-	$9,335,591
Cost of revenue and operating expenses	1,062,656	6,997,530	2,030,813	10,090,998
Income (loss) from operations	$494,200	$781,205	$(2,030,813)	$(755,407)

Other expenses, net				290,038
Income before income taxes				$(465,369)

	Consulting services	Health services	Corporate and support	Consolidated
Fiscal year ended December 31, 2024
Revenue	$3,132,533	$8,444,315	$-	$11,576,848
Cost of revenue and operating expenses	1,011,171	7,345,055	1,359,687	9,715,913
Income (loss) from operations	$2,121,362	$1,099,260	$(1,359,687)	$1,860,935

Other expenses, net				82,488
Income before income taxes				$1,943,423

	Consulting services	Health services	Corporate and support	Consolidated
Fiscal year ended December 31, 2023
Revenue	$1,439,315	$9,524,050	$-	$10,963,365
Cost of revenue and operating expenses	186,956	8,834,514	636,694	9,658,164
Income (loss) from operations	$1,252,359	$689,536	$(636,694)	$1,305,201

Other income, net				81,722
Income before income taxes				$1,386,923

The health services have the two operations, osteopathic clinics and osteopathic beauty salons:

	Osteopathic clinics	Osteopathic beauty salons	Health services
Fiscal year ended December 31, 2025
Revenue	$7,490,307	$288,428	$7,778,735
Cost of revenue and operating expenses	6,681,736	315,794	6,997,530
Income (loss) from operations	$808,571	$(27,366)	$781,205

	Osteopathic clinics	Osteopathic beauty salons	Health services
Fiscal year ended December 31, 2024
Revenue	$7,826,794	$617,521	$8,444,315
Cost of revenue and operating expenses	6,485,114	859,941	7,345,055
Income (loss) from operations	$1,341,680	$(242,420)	$1,099,260

	Osteopathic clinics	Osteopathic beauty salons	Health services
Fiscal year ended December 31, 2023
Revenue	$8,314,802	$1,209,248	$9,524,050
Cost of revenue and operating expenses	7,221,931	1,612,583	8,834,514
Income (loss) from operations	$1,092,871	$(403,335)	$689,536

The Company’s revenues are presented net of consumption tax collected on behalf of governments. No asset information is provided for reportable operating segments, as these specified amounts are not included in the measure of segment profit or loss reviewed by the Company’s chief operating decision maker.